                          VAN KAMPEN TAX EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND
                       SUPPLEMENT DATED JANUARY 30, 2007
            TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED MARCH 31, 2006,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2006

     The Prospectus is hereby supplemented as follows:

     1) In the section entitled "FEES AND EXPENSES OF THE FUND", the "ANNUAL FUND OPERATING EXPENSES" table is hereby deleted in its entirety and replaced with the following:

                                         CLASS A   CLASS B   CLASS C
                                         SHARES    SHARES    SHARES
--------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets and are based
on expenses incurred during the Fund's fiscal year ended
November 30, 2006)
--------------------------------------------------------------------
Management fees........................   0.51%     0.51%     0.51%
Distribution and/or service (12b-1)
  fees(6)..............................   0.25%     1.00%(7)  1.00%(7)
Other expenses(8)......................   0.61%     0.61%     0.61%
Total annual fund
operating expenses(8)..................   1.37%     2.12%     2.12%

     2) In the section entitled "FEES AND EXPENSES OF THE FUND", the following footnote is added after footnote 7 to the "ANNUAL FUND OPERATING EXPENSES" table:

     (8) As described in the Fund's financial statements (for the period ended November 30, 2006), certain inverse floaters are created in underlying dealer trusts and are accounted for by the Fund as secured borrowings. Among other things, the effects of reporting any inverse floaters this way are to increase the Fund's assets and liabilities by corresponding and equal amounts, and to increase interest income and interest and residual trust expenses by corresponding and equal amounts. Thus, this reporting does not impact the Fund's net asset values per share or the Fund's total returns, however, this reporting does impact the Fund's expense ratio (due to the increased expenses as a percentage of net assets). Absent such interest and residual trust expenses, "Other expenses" would have been 0.09% for Class A Shares, 0.09 % for Class B Shares and 0.09% for Class C Shares and "Total annual fund operating expenses" would have been 0.85% for Class A Shares, 1.60 % for Class B Shares and 1.60% for Class C Shares.

     3) In the section entitled "FEES AND EXPENSES OF THE FUND", the two tables presented as the expense "Example" are hereby deleted in their entirety and replaced with the following:

                                   ONE    THREE    FIVE     TEN
                                   YEAR   YEARS   YEARS    YEARS
                                   ----   -----   ------   ------
Class A Shares...................  $608   $888    $1,189   $2,043
Class B Shares...................  $615   $964    $1,289   $2,261*
Class C Shares...................  $315   $664    $1,139   $2,452

     You would pay the following expenses if you did not redeem your shares:

                                   ONE    THREE    FIVE     TEN
                                   YEAR   YEARS   YEARS    YEARS
                                   ----   -----   ------   ------
Class A Shares...................  $608   $888    $1,189   $2,043
Class B Shares...................  $215   $664    $1,139   $2,261*
Class C Shares...................  $215   $664    $1,139   $2,452

     4) The first two sentences of the fifth paragraph in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- MUNICIPAL SECURITIES," are hereby deleted in their entirety and replaced with the language below and the twelfth through fourteenth sentences are hereby deleted in their entirety.

     Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities (which include terms or elements similar to certain Strategic Transactions described below). Variable rate securities bear rates of interest that are adjusted periodically according to formula intended to reflect market rates of interest. The Fund may also invest in inverse floating rate investments. Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the Fund may invest may include derivative instruments, such as residual interest bonds ("RIBs") or tender option bonds ("TOBs"). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate investments. Consistent with applicable SEC guidance, to the extent that the Fund has ongoing obligations to any party in connection with investments in inverse floating rate investments, any such obligations will not be senior securities for purposes of the 1940 Act or borrowings for purposes of the Fund's limitations on borrowings provided that the Fund segregates an amount of cash and/or liquid securities equal in value to its obligations in respect of such inverse floating rate investments. The Fund will not invest more than 15% of its net assets in inverse floating rate investments.

     5) In the section entitled "FINANCIAL HIGHLIGHTS", the table is hereby deleted in its entirety and replaced with the following:

                                                                           CLASS A SHARES
                                                                      YEAR ENDED NOVEMBER 30,
                                              2006            2005            2004              2003              2002
       -----------------------------------------------------------------------------------------------------------------
       Net Asset Value, Beginning of the
        Period............................     10.82          $10.59          $10.55            $10.35            $10.58
                                            --------        --------        --------          --------          --------
        Net Investment Income.............      0.60(a)         0.60            0.62              0.64              0.65
        Net Realized and Unrealized
          Gain/Loss.......................      0.41            0.24            0.04              0.20             (0.24)
                                            --------        --------        --------          --------          --------
       Total from Investment Operations...      1.01            0.84            0.66              0.84              0.41
       Less Distributions from Net
        Investment Income.................      0.59            0.61            0.62              0.64              0.64
                                            --------        --------        --------          --------          --------
       Net Asset Value, End of the
        Period............................    $11.24          $10.82          $10.59            $10.55            $10.35
                                            ========        ========        ========          ========          ========
       Total Return.......................     9.63%(b)        8.05%(b)        6.42%(b)          8.34%(b)          3.95%(b)
       Net Assets at End of the Period (In
        millions).........................  $3,217.6        $3,133.6        $2,923.0          $2,437.8          $1,525.2
       Ratio of Expenses to Average Net
        Assets*...........................     1.37%           1.09%           0.88%             0.90%             0.90%
       Ratio of Net Investment Income to
        Average Net Assets................     5.44%           5.58%           5.87%             6.08%             6.15%
       Portfolio Turnover*................       27%             20%             20%               15%               14%
       Supplemental Ratio: Ratio of
        Expenses to Average Net Assets
        (Excluding Interest and Residual
        Trust Expenses)...................     0.85%           0.85%           0.85%             0.90%             0.89%

                                                             CLASS B SHARES
                                                         YEAR ENDED NOVEMBER 30,
                                             2006     2005       2004       2003        2002
       -----------------------------------  -------------------------------------------------
       Net Asset Value, Beginning of the
        Period............................  $10.82   $10.59     $10.55     $10.35      $10.58
                                            ------   ------     ------     ------      ------
        Net Investment Income.............    0.52(a)   0.52      0.54       0.56        0.57
        Net Realized and Unrealized
          Gain/Loss.......................    0.41     0.24       0.04       0.20       (0.24)
                                            ------   ------     ------     ------      ------
       Total from Investment Operations...    0.93     0.76       0.58       0.76        0.33
       Less Distributions from Net
        Investment Income.................    0.51     0.53       0.54       0.56        0.56
                                            ------   ------     ------     ------      ------
       Net Asset Value, End of the
        Period............................  $11.24   $10.82     $10.59     $10.55      $10.35
                                            ======   ======     ======     ======      ======
       Total Return.......................   8.81%(c)  7.26%(c)  5.62%(c)   7.52%(c)    3.16%(c)
       Net Assets at End of the Period (In
        millions).........................  $632.1   $679.9     $740.9     $748.4      $527.2
       Ratio of Expenses to Average Net
        Assets*...........................   2.12%    1.84%      1.63%      1.65%       1.65%
       Ratio of Net Investment Income to
        Average Net Assets................   4.69%    4.83%      5.12%      5.34%       5.40%
       Portfolio Turnover*................     27%      20%        20%        15%         14%
       Supplemental Ratio: Ratio of
        Expenses to Average Net Assets
        (Excluding Interest and Residual
        Trust Expenses)...................   1.60%    1.60%      1.60%      1.65%       1.64%

                                                                      CLASS C SHARES
                                                                  YEAR ENDED NOVEMBER 30,
                                             2006        2005            2004            2003             2002
       -----------------------------------  ----------------------------------------------------------------------------
       Net Asset Value, Beginning of the
        Period............................  $10.81      $10.58          $10.54          $10.34           $10.57
                                            ------      ------          ------          ------           ------
        Net Investment Income.............    0.52(a)     0.52            0.54            0.56             0.57
        Net Realized and Unrealized
          Gain/Loss.......................    0.40        0.24            0.04            0.20            (0.24)
                                            ------      ------          ------          ------           ------
       Total from Investment Operations...    0.92        0.76            0.58            0.76             0.33
       Less Distributions from Net
        Investment Income.................    0.51        0.53            0.54            0.56             0.56
                                            ------      ------          ------          ------           ------
       Net Asset Value, End of the
        Period............................  $11.22      $10.81          $10.58          $10.54           $10.34
                                            ======      ======          ======          ======           ======
       Total Return.......................   8.73%(d)(f)  7.27%(d)       5.63%(d)        7.52%(d)(e)      3.26%(d)
       Net Assets at End of the Period (In
        millions).........................  $654.2      $661.7          $670.6          $605.5           $283.5
       Ratio of Expenses to Average Net
        Assets*...........................   2.11%(f)    1.84%           1.63%           1.65%            1.65%
       Ratio of Net Investment Income to
        Average Net Assets................   4.70%(f)    4.83%           5.12%           5.34%(e)         5.34%
       Portfolio Turnover*................     27%         20%             20%             15%              14%
       Supplemental Ratio: Ratio of
        Expenses to Average Net Assets
        (Excluding Interest and Residual
        Trust Expenses)...................   1.59%(f)    1.60%           1.60%           1.65%            1.64%

     (a) Based on average shares outstanding.
     (b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
     (c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     (d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns would include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
     (e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.
     (f) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.

      * In connection with the issuance of its November 30, 2006 financial statements, the Fund determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during fiscal years ended November 30, 2006, 2005, 2004, 2003 and 2002 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Fund has restated the financial highlights presented above for each of these years to give effect to recording the transfers of the municipal bonds as secured borrowings. Among other things, the effects of properly reporting these municipal securities known as "inverse floaters" are to increase assets and liabilities by corresponding and equal amounts, and to increase interest income and interest and residual trust expenses by corresponding and equal amounts. These changes in the financial statements did not impact the Fund's net asset values per share or the Fund's total returns for the current year or any prior year. These changes did, however, impact certain ratios reported in the Fund's financial highlights for the current and prior years.

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    HYMSPT1 1/07

                          VAN KAMPEN TAX EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND
                       SUPPLEMENT DATED JANUARY 30, 2007
                        TO THE CLASS I SHARES PROSPECTUS
                             DATED MARCH 31, 2006,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2006

     The Prospectus is hereby supplemented as follows:

     1) In the section entitled "FEES AND EXPENSES OF THE FUND", the "ANNUAL FUND OPERATING EXPENSES" table is hereby deleted in its entirety and replaced with the following:

                                                          CLASS I
                                                          SHARES
                                                          -------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets and are
based on expenses incurred during the Fund's fiscal year
ended November 30, 2006)
-----------------------------------------------------------------
Management fees.........................................   0.51%
Other expenses(2).......................................   0.61%
Total annual fund operating expenses(2).................   1.12%

     2) In the section entitled "FEES AND EXPENSES OF THE FUND", footnote 2 to the "ANNUAL FUND OPERATING EXPENSES" table is hereby deleted in its entirety and replaced with the following:

     (2) As described in the Fund's financial statements (for the period ended November 30, 2006), certain inverse floaters are created in underlying dealer trusts and are accounted for by the Fund as secured borrowings. Among other things, the effects of reporting any inverse floaters this way are to increase the Fund's assets and liabilities by corresponding and equal amounts, and to increase interest income and interest and residual trust expenses by corresponding and equal amounts. Thus, this reporting does not impact the Fund's net asset values per share or the Fund's total returns, however, this reporting does impact the Fund's expense ratio (due to the increased expenses as a percentage of net assets). Absent such interest and residual trust expenses, "Other expenses" would have been 0.09% for Class I Shares and "Total annual fund operating expenses" would have been 0.60% for Class I Shares.

     3) In the section entitled "FEES AND EXPENSES OF THE FUND", the table presented as the expense "Example" is hereby deleted in its entirety and replaced with the following:

                                   ONE    THREE    FIVE     TEN
                                   YEAR   YEARS   YEARS    YEARS
                                   ----   -----   ------   ------
Class I Shares...................  $114   $356    $  617   $1,363

     4) The first two sentences of the fifth paragraph in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- MUNICIPAL SECURITIES," are hereby deleted in their entirety and replaced with the language below and the twelfth through fourteenth sentences are hereby deleted in their entirety.

     Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities (which include terms or elements similar to certain Strategic Transactions described below). Variable rate securities bear rates of interest that are adjusted periodically according to formula intended to reflect market rates of interest. The Fund may also invest in inverse floating rate investments. Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the Fund may invest may include derivative instruments, such as residual interest bonds ("RIBs") or tender option bonds ("TOBs"). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate investments. Consistent with applicable SEC guidance, to the extent that the Fund has ongoing obligations to any party in connection with investments in inverse floating rate investments, any such obligations will not be senior securities for purposes of the 1940 Act or borrowings for purposes of the Fund's limitations on borrowings provided that the Fund segregates an amount of cash and/or liquid securities equal in value to its obligations in respect of such inverse floating rate investments. The Fund will not invest more than 15% of its net assets in inverse floating rate investments.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   HYMSPT I 1/07